Investment Portfolio	as of September 30, 2021 (Unaudited)
DWS Equity 500 Index VIP
	Shares	Value ($)

Common Stocks 98.6%
Communication Services 11.1%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	141,521	3,822,482
Lumen Technologies, Inc.	19,665	243,649
Verizon Communications, Inc.	82,088	4,433,573
		8,499,704
Entertainment 1.9%
Activision Blizzard, Inc.	15,379	1,190,181
Electronic Arts, Inc.	5,651	803,855
Live Nation Entertainment, Inc.*	2,601	237,029
Netflix, Inc.*	8,758	5,345,358
Take-Two Interactive Software, Inc.*	2,311	356,056
Walt Disney Co.*	35,979	6,086,567
		14,019,046
Interactive Media & Services 6.6%
Alphabet, Inc. "A"*	5,958	15,928,832
Alphabet, Inc. "C"*	5,580	14,872,430
Facebook, Inc. "A"*	47,194	16,017,172
Match Group, Inc.*	5,480	860,305
Twitter, Inc.*	15,788	953,437
		48,632,176
Media 1.2%
Charter Communications, Inc. "A"*	2,502	1,820,355
Comcast Corp. "A"	90,741	5,075,144
Discovery, Inc. "A"*	3,535	89,718
Discovery, Inc. "C"*	5,921	143,703
DISH Network Corp. "A"*	5,011	217,778
Fox Corp. "A"	6,405	256,905
Fox Corp. "B"	2,731	101,375
Interpublic Group of Companies, Inc.	7,965	292,077
News Corp. "A"	7,863	185,016
News Corp. "B"	2,595	60,282
Omnicom Group, Inc.	4,301	311,650
ViacomCBS, Inc. "B"	11,965	472,737
		9,026,740
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	11,597	1,481,633
Consumer Discretionary 12.2%
Auto Components 0.1%
Aptiv PLC*	5,348	796,692
BorgWarner, Inc.	4,811	207,883
		1,004,575
Automobiles 2.1%
Ford Motor Co.*	77,648	1,099,496

General Motors Co.*	28,789	1,517,468
Tesla, Inc.*	16,065	12,458,086
		15,075,050
Distributors 0.1%
Genuine Parts Co.	2,815	341,262
LKQ Corp.*	5,254	264,381
Pool Corp.	806	350,135
		955,778
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc.*	812	1,927,582
Caesars Entertainment, Inc.*	4,176	468,881
Carnival Corp.*	15,954	399,010
Chipotle Mexican Grill, Inc.*	556	1,010,541
Darden Restaurants, Inc.	2,614	395,943
Domino's Pizza, Inc.	733	349,612
Hilton Worldwide Holdings, Inc.*	5,464	721,849
Las Vegas Sands Corp.*	6,651	243,427
Marriott International, Inc. "A"*	5,469	809,904
McDonald's Corp.	14,785	3,564,811
MGM Resorts International	7,763	334,973
Norwegian Cruise Line Holdings Ltd.* (a)	7,394	197,494
Penn National Gaming, Inc.*	3,153	228,466
Royal Caribbean Cruises Ltd.* (a)	4,394	390,846
Starbucks Corp.	23,319	2,572,319
Wynn Resorts Ltd.* (a)	2,070	175,433
Yum! Brands, Inc.	5,887	720,039
		14,511,130
Household Durables 0.4%
D.R. Horton, Inc.	6,425	539,507
Garmin Ltd.	3,030	471,044
Leggett & Platt, Inc. (a)	2,560	114,790
Lennar Corp. "A"	5,503	515,521
Mohawk Industries, Inc.*	1,082	191,947
Newell Brands, Inc.	7,377	163,327
NVR, Inc.*	66	316,409
PulteGroup, Inc.	4,987	229,003
Whirlpool Corp.	1,244	253,602
		2,795,150
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.*	8,623	28,326,900
eBay, Inc.	12,784	890,661
Etsy, Inc.*	2,474	514,493
Expedia Group, Inc.*	2,845	466,296
		30,198,350
Leisure Products 0.0%
Hasbro, Inc.	2,495	222,604
Multiline Retail 0.5%
Dollar General Corp.	4,680	992,815
Dollar Tree, Inc.*	4,574	437,823
Target Corp.	9,801	2,242,175
		3,672,813
Specialty Retail 2.2%
Advance Auto Parts, Inc.	1,276	266,544
AutoZone, Inc.*	425	721,646
Bath & Body Works, Inc.	5,317	335,131

Best Buy Co., Inc.	4,401	465,230
CarMax, Inc.*	3,259	417,022
Home Depot, Inc.	21,040	6,906,590
Lowe's Companies, Inc.	13,999	2,839,837
O'Reilly Automotive, Inc.*	1,371	837,763
Ross Stores, Inc.	7,038	766,086
The Gap, Inc.	4,339	98,495
TJX Companies, Inc.	23,884	1,575,866
Tractor Supply Co.	2,294	464,787
Ulta Beauty, Inc.*	1,101	397,373
		16,092,370
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	7,020	120,463
NIKE, Inc. "B"	25,266	3,669,381
PVH Corp.*	1,413	145,242
Ralph Lauren Corp.	946	105,044
Tapestry, Inc.	5,543	205,202
Under Armour, Inc. "A"*	3,505	70,731
Under Armour, Inc. "C"*	3,745	65,613
VF Corp.	6,434	431,014
		4,812,690
Consumer Staples 5.7%
Beverages 1.4%
Brown-Forman Corp. "B"	3,637	243,715
Coca-Cola Co.	76,908	4,035,363
Constellation Brands, Inc. "A"	3,314	698,227
Molson Coors Beverage Co. "B" (a)	3,730	172,997
Monster Beverage Corp.*	7,406	657,875
PepsiCo, Inc.	27,389	4,119,580
		9,927,757
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	8,764	3,938,103
Kroger Co.	13,292	537,396
Sysco Corp.	10,098	792,693
Walgreens Boots Alliance, Inc.	14,175	666,934
Walmart, Inc.	28,238	3,935,812
		9,870,938
Food Products 0.9%
Archer-Daniels-Midland Co.	10,973	658,490
Campbell Soup Co.	3,994	166,989
Conagra Brands, Inc.	9,686	328,065
General Mills, Inc.	11,962	715,567
Hormel Foods Corp.	5,599	229,559
J M Smucker Co.	2,084	250,142
Kellogg Co.	5,065	323,755
Kraft Heinz Co.	13,331	490,847
Lamb Weston Holdings, Inc.	2,909	178,525
McCormick & Co., Inc.	4,992	404,502
Mondelez International, Inc. "A"	27,760	1,615,077
The Hershey Co.	2,920	494,210
Tyson Foods, Inc. "A"	5,916	467,009
		6,322,737
Household Products 1.3%
Church & Dwight Co., Inc.	4,907	405,171
Clorox Co.	2,438	403,757

Colgate-Palmolive Co.	16,674	1,260,221
Kimberly-Clark Corp.	6,645	880,064
Procter & Gamble Co.	48,000	6,710,400
		9,659,613
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	4,586	1,375,479
Tobacco 0.6%
Altria Group, Inc.	36,612	1,666,578
Philip Morris International, Inc.	30,847	2,923,987
		4,590,565
Energy 2.7%
Energy Equipment & Services 0.2%
Baker Hughes Co.	16,383	405,152
Halliburton Co.	17,768	384,144
Schlumberger NV	27,544	816,404
		1,605,700
Oil, Gas & Consumable Fuels 2.5%
APA Corp.	7,448	159,611
Cabot Oil & Gas Corp.	7,814	170,033
Chevron Corp.	38,260	3,881,477
ConocoPhillips	26,444	1,792,110
Devon Energy Corp.	12,453	442,206
Diamondback Energy, Inc.	3,379	319,890
EOG Resources, Inc.	11,471	920,777
Exxon Mobil Corp.	83,856	4,932,410
Hess Corp.	5,498	429,449
Kinder Morgan, Inc.	38,166	638,517
Marathon Oil Corp.	16,147	220,729
Marathon Petroleum Corp.	12,542	775,221
Occidental Petroleum Corp.	17,578	519,957
ONEOK, Inc.	8,947	518,837
Phillips 66	8,613	603,168
Pioneer Natural Resources Co.	4,479	745,798
Valero Energy Corp.	8,164	576,133
Williams Companies, Inc.	24,300	630,342
		18,276,665
Financials 11.2%
Banks 4.3%
Bank of America Corp.	146,586	6,222,576
Citigroup, Inc.	40,111	2,814,990
Citizens Financial Group, Inc.	8,525	400,504
Comerica, Inc.	2,739	220,490
Fifth Third Bancorp.	13,759	583,932
First Republic Bank	3,468	668,908
Huntington Bancshares, Inc.	29,572	457,183
JPMorgan Chase & Co.	59,128	9,678,662
KeyCorp.	18,769	405,786
M&T Bank Corp.	2,564	382,908
People's United Financial, Inc.	8,345	145,787
PNC Financial Services Group, Inc.	8,402	1,643,767
Regions Financial Corp.	19,192	408,982
SVB Financial Group*	1,157	748,440
Truist Financial Corp.	26,340	1,544,841

U.S. Bancorp.	26,585	1,580,212
Wells Fargo & Co.	81,329	3,774,479
Zions Bancorp. NA	3,213	198,853
		31,881,300
Capital Markets 3.0%
Ameriprise Financial, Inc.	2,262	597,439
Bank of New York Mellon Corp.	15,648	811,192
BlackRock, Inc.	2,829	2,372,569
Cboe Global Markets, Inc.	2,150	266,299
Charles Schwab Corp.	29,715	2,164,441
CME Group, Inc.	7,114	1,375,705
Franklin Resources., Inc.	5,380	159,894
Intercontinental Exchange, Inc.	11,156	1,280,932
Invesco Ltd.	6,730	162,260
MarketAxess Holdings, Inc.	761	320,145
Moody's Corp.	3,225	1,145,230
Morgan Stanley	28,894	2,811,675
MSCI, Inc.	1,631	992,203
Nasdaq, Inc.	2,301	444,139
Northern Trust Corp.	4,099	441,913
Raymond James Financial, Inc.	3,643	336,222
S&P Global, Inc. (a)	4,777	2,029,700
State Street Corp.	7,237	613,119
T. Rowe Price Group, Inc.	4,485	882,199
The Goldman Sachs Group, Inc.	6,671	2,521,838
		21,729,114
Consumer Finance 0.6%
American Express Co.	12,764	2,138,353
Capital One Financial Corp.	8,833	1,430,681
Discover Financial Services	5,901	724,938
Synchrony Financial	11,305	552,588
		4,846,560
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc. "B"*	36,715	10,020,992
Insurance 1.9%
Aflac, Inc.	12,130	632,337
Allstate Corp.	5,804	738,907
American International Group, Inc.	16,971	931,538
Aon PLC "A"	4,474	1,278,535
Arthur J. Gallagher & Co.	4,042	600,843
Assurant, Inc.	1,124	177,311
Brown & Brown, Inc.	4,524	250,856
Chubb Ltd.	8,679	1,505,633
Cincinnati Financial Corp.	2,999	342,546
Everest Re Group Ltd.	804	201,627
Globe Life, Inc.	1,931	171,917
Hartford Financial Services Group, Inc.	6,868	482,477
Lincoln National Corp.	3,499	240,556
Loews Corp.	4,020	216,799
Marsh & McLennan Companies, Inc.	9,996	1,513,694
MetLife, Inc.	14,403	889,097
Principal Financial Group, Inc.	4,918	316,719
Progressive Corp.	11,601	1,048,614
Prudential Financial, Inc.	7,643	804,044
Travelers Companies, Inc.	4,963	754,426

W.R. Berkley Corp.	2,760	201,977
Willis Towers Watson PLC	2,552	593,238
		13,893,691
Health Care 13.1%
Biotechnology 1.9%
AbbVie, Inc.	34,974	3,772,645
Amgen, Inc.	11,245	2,391,249
Biogen, Inc.*	2,932	829,727
Gilead Sciences, Inc.	24,859	1,736,401
Incyte Corp.*	3,724	256,137
Moderna, Inc.*	6,954	2,676,317
Regeneron Pharmaceuticals, Inc.*	2,071	1,253,328
Vertex Pharmaceuticals, Inc.*	5,118	928,354
		13,844,158
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	35,037	4,138,921
ABIOMED, Inc.*	902	293,619
Align Technology, Inc.*	1,453	966,870
Baxter International, Inc.	9,921	797,946
Becton, Dickinson & Co.	5,656	1,390,358
Boston Scientific Corp.*	28,095	1,219,042
Danaher Corp.	12,584	3,831,073
DENTSPLY SIRONA, Inc.	4,353	252,692
DexCom, Inc.*	1,913	1,046,143
Edwards Lifesciences Corp.*	12,291	1,391,464
Hologic, Inc.*	5,049	372,667
IDEXX Laboratories, Inc.*	1,683	1,046,658
Intuitive Surgical, Inc.*	2,359	2,345,200
Medtronic PLC	26,657	3,341,455
ResMed, Inc.	2,878	758,497
STERIS PLC	1,957	399,776
Stryker Corp.	6,616	1,744,771
Teleflex, Inc.	933	351,321
The Cooper Companies, Inc.	985	407,110
West Pharmaceutical Services, Inc.	1,474	625,772
Zimmer Biomet Holdings, Inc.	4,182	612,077
		27,333,432
Health Care Providers & Services 2.5%
AmerisourceBergen Corp.	2,949	352,258
Anthem, Inc.	4,842	1,805,097
Cardinal Health, Inc.	5,781	285,928
Centene Corp.*	11,512	717,313
Cigna Corp.	6,708	1,342,673
CVS Health Corp.	26,093	2,214,252
DaVita, Inc.*	1,289	149,859
HCA Healthcare, Inc.	4,880	1,184,474
Henry Schein, Inc.*	2,738	208,526
Humana, Inc.	2,552	993,111
Laboratory Corp. of America Holdings*	1,925	541,772
McKesson Corp.	3,050	608,109
Quest Diagnostics, Inc.	2,384	346,419
UnitedHealth Group, Inc.	18,658	7,290,427
Universal Health Services, Inc. "B"	1,505	208,247
		18,248,465

Health Care Technology 0.1%
Cerner Corp.	5,918	417,337
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	5,984	942,660
Bio-Rad Laboratories, Inc. "A"*	433	322,996
Bio-Techne Corp.	770	373,119
Charles River Laboratories International, Inc.*	1,009	416,384
Illumina, Inc.*	2,891	1,172,619
IQVIA Holdings, Inc.*	3,784	906,419
Mettler-Toledo International, Inc.*	456	628,076
PerkinElmer, Inc.	2,242	388,516
Thermo Fisher Scientific, Inc.	7,791	4,451,232
Waters Corp.*	1,203	429,832
		10,031,853
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	43,957	2,600,936
Catalent, Inc.*	3,425	455,765
Eli Lilly & Co.	15,711	3,630,027
Johnson & Johnson	52,071	8,409,466
Merck & Co., Inc.	50,158	3,767,367
Organon & Co.	4,972	163,032
Pfizer, Inc.	110,964	4,772,562
Viatris, Inc.	24,193	327,815
Zoetis, Inc.	9,380	1,821,033
		25,948,003
Industrials 7.9%
Aerospace & Defense 1.5%
Boeing Co.*	10,893	2,395,806
General Dynamics Corp.	4,616	904,874
Howmet Aerospace, Inc.	7,738	241,426
Huntington Ingalls Industries, Inc.	782	150,973
L3Harris Technologies, Inc.	3,949	869,728
Lockheed Martin Corp.	4,897	1,689,955
Northrop Grumman Corp.	2,967	1,068,565
Raytheon Technologies Corp.	29,855	2,566,336
Textron, Inc.	4,485	313,098
TransDigm Group, Inc.*	1,042	650,802
		10,851,563
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	2,530	220,110
Expeditors International of Washington, Inc.	3,400	405,042
FedEx Corp.	4,888	1,071,889
United Parcel Service, Inc. "B"	14,416	2,625,154
		4,322,195
Airlines 0.3%
Alaska Air Group, Inc.*	2,403	140,816
American Airlines Group, Inc.*	12,696	260,522
Delta Air Lines, Inc.*	12,530	533,903
Southwest Airlines Co.*	11,830	608,417
United Airlines Holdings, Inc.*	6,474	307,968
		1,851,626
Building Products 0.5%
A.O. Smith Corp.	2,645	161,530
Allegion PLC	1,811	239,378

Carrier Global Corp.	17,190	889,755
Fortune Brands Home & Security, Inc.	2,767	247,425
Johnson Controls International PLC	14,153	963,536
Masco Corp.	4,853	269,584
Trane Technologies PLC	4,722	815,253
		3,586,461
Commercial Services & Supplies 0.4%
Cintas Corp.	1,739	661,968
Copart, Inc.*	4,194	581,792
Republic Services, Inc.	4,206	504,972
Rollins, Inc.	4,543	160,504
Waste Management, Inc.	7,678	1,146,786
		3,056,022
Construction & Engineering 0.0%
Quanta Services, Inc.	2,792	317,786
Electrical Equipment 0.5%
AMETEK, Inc.	4,523	560,897
Eaton Corp. PLC	7,889	1,177,906
Emerson Electric Co.	11,845	1,115,799
Generac Holdings, Inc.* (a)	1,261	515,333
Rockwell Automation, Inc.	2,293	674,234
		4,044,169
Industrial Conglomerates 1.1%
3M Co.	11,487	2,015,049
General Electric Co.	21,728	2,238,636
Honeywell International, Inc.	13,663	2,900,382
Roper Technologies, Inc.	2,082	928,843
		8,082,910
Machinery 1.5%
Caterpillar, Inc.	10,849	2,082,683
Cummins, Inc.	2,815	632,136
Deere & Co.	5,622	1,883,764
Dover Corp.	2,872	446,596
Fortive Corp.	7,066	498,648
IDEX Corp.	1,509	312,288
Illinois Tool Works, Inc.	5,676	1,172,832
Ingersoll Rand, Inc.*	8,078	407,212
Otis Worldwide Corp.	8,436	694,114
PACCAR, Inc.	6,848	540,444
Parker-Hannifin Corp.	2,537	709,396
Pentair PLC	3,302	239,824
Snap-on, Inc.	1,091	227,964
Stanley Black & Decker, Inc.	3,231	566,427
Westinghouse Air Brake Technologies Corp.	3,724	321,046
Xylem, Inc.	3,605	445,866
		11,181,240
Professional Services 0.4%
Equifax, Inc.	2,433	616,571
IHS Markit Ltd.	7,851	915,583
Jacobs Engineering Group, Inc.	2,590	343,253
Leidos Holdings, Inc.	2,865	275,412
Nielsen Holdings PLC	7,398	141,968
Robert Half International, Inc.	2,266	227,348
Verisk Analytics, Inc.	3,157	632,252
		3,152,387

Road & Rail 0.9%
CSX Corp.	44,456	1,322,121
J.B. Hunt Transport Services, Inc.	1,663	278,087
Kansas City Southern	1,825	493,918
Norfolk Southern Corp.	4,881	1,167,779
Old Dominion Freight Line, Inc.	1,865	533,353
Union Pacific Corp.	12,914	2,531,273
		6,326,531
Trading Companies & Distributors 0.2%
Fastenal Co.	11,352	585,877
United Rentals, Inc.*	1,424	499,724
W.W. Grainger, Inc.	877	344,714
		1,430,315
Information Technology 27.3%
Communications Equipment 0.8%
Arista Networks, Inc.*	1,107	380,409
Cisco Systems, Inc.	83,319	4,535,053
F5 Networks, Inc.*	1,202	238,934
Juniper Networks, Inc.	6,233	171,532
Motorola Solutions, Inc.	3,350	778,272
		6,104,200
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. "A"	11,779	862,576
CDW Corp.	2,686	488,906
Corning, Inc.	15,283	557,677
IPG Photonics Corp.* (a)	704	111,514
Keysight Technologies, Inc.*	3,611	593,251
TE Connectivity Ltd.	6,524	895,223
Teledyne Technologies, Inc.*	926	397,791
Trimble, Inc.*	5,011	412,155
Zebra Technologies Corp. "A"*	1,055	543,768
		4,862,861
IT Services 4.8%
Accenture PLC "A"	12,531	4,008,917
Akamai Technologies, Inc.*	3,283	343,369
Automatic Data Processing, Inc.	8,350	1,669,332
Broadridge Financial Solutions, Inc.	2,315	385,772
Cognizant Technology Solutions Corp. "A"	10,428	773,862
DXC Technology Co.*	5,114	171,881
Fidelity National Information Services, Inc.	12,261	1,491,918
Fiserv, Inc.*	11,770	1,277,045
FleetCor Technologies, Inc.*	1,626	424,825
Gartner, Inc.*	1,650	501,402
Global Payments, Inc.	5,822	917,431
International Business Machines Corp.	17,704	2,459,617
Jack Henry & Associates, Inc.	1,494	245,106
MasterCard, Inc. "A"	17,252	5,998,175
Paychex, Inc.	6,316	710,234
PayPal Holdings, Inc.*	23,276	6,056,648
VeriSign, Inc.*	1,910	391,569
Visa, Inc. "A" (a)	33,421	7,444,528
Western Union Co.	8,062	163,014
		35,434,645
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc.*	24,081	2,477,935

Analog Devices, Inc.	10,683	1,789,189
Applied Materials, Inc.	18,069	2,326,022
Broadcom, Inc.	8,124	3,939,571
Enphase Energy, Inc.*	2,681	402,070
Intel Corp.	80,318	4,279,343
KLA Corp.	3,033	1,014,569
Lam Research Corp.	2,824	1,607,280
Microchip Technology, Inc.	5,397	828,385
Micron Technology, Inc.*	22,187	1,574,833
Monolithic Power Systems, Inc.	862	417,794
NVIDIA Corp.	49,319	10,216,924
NXP Semiconductors NV	5,263	1,030,864
Qorvo, Inc.*	2,161	361,298
QUALCOMM, Inc.	22,360	2,883,993
Skyworks Solutions, Inc.	3,261	537,348
Teradyne, Inc.	3,267	356,658
Texas Instruments, Inc.	18,248	3,507,448
Xilinx, Inc.*	4,916	742,267
		40,293,791
Software 9.2%
Adobe, Inc.*	9,427	5,427,313
ANSYS, Inc.*	1,718	584,893
Autodesk, Inc.*	4,354	1,241,630
Cadence Design Systems, Inc.*	5,496	832,314
Ceridian HCM Holding, Inc.*	2,668	300,470
Citrix Systems, Inc.	2,445	262,520
Fortinet, Inc.*	2,677	781,791
Intuit, Inc.	5,412	2,919,828
Microsoft Corp.	148,755	41,937,010
NortonLifeLock, Inc.	11,679	295,479
Oracle Corp.	32,615	2,841,745
Paycom Software, Inc.*	952	471,954
PTC, Inc.*	2,099	251,439
salesforce.com, Inc.*	19,230	5,215,561
ServiceNow, Inc.*	3,931	2,446,143
Synopsys, Inc.*	3,008	900,625
Tyler Technologies, Inc.*	809	371,048
		67,081,763
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	310,811	43,979,756
Hewlett Packard Enterprise Co. (a)	25,390	361,807
HP, Inc.	23,662	647,392
NetApp, Inc.	4,460	400,330
Seagate Technology Holdings PLC	4,184	345,264
Western Digital Corp.*	6,111	344,905
		46,079,454
Materials 2.4%
Chemicals 1.7%
Air Products & Chemicals, Inc.	4,389	1,124,067
Albemarle Corp.	2,319	507,791
Celanese Corp.	2,155	324,629
CF Industries Holdings, Inc.	4,247	237,067
Corteva, Inc.	14,499	610,118
Dow, Inc.	14,755	849,298
DuPont de Nemours, Inc.	10,329	702,269
Eastman Chemical Co.	2,658	267,767

Ecolab, Inc.	4,939	1,030,374
FMC Corp.	2,510	229,815
International Flavors & Fragrances, Inc.	4,928	658,972
Linde PLC*	10,215	2,996,877
LyondellBasell Industries NV "A"	5,238	491,586
PPG Industries, Inc.	4,689	670,574
Sherwin-Williams Co.	4,805	1,344,103
The Mosaic Co.	6,962	248,683
		12,293,990
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,249	426,758
Vulcan Materials Co.	2,606	440,831
		867,589
Containers & Packaging 0.3%
Amcor PLC	30,655	355,291
Avery Dennison Corp.	1,653	342,518
Ball Corp.	6,406	576,348
International Paper Co.	7,614	425,775
Packaging Corp. of America	1,882	258,662
Sealed Air Corp.	3,029	165,959
Westrock Co.	5,361	267,139
		2,391,692
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	28,985	942,882
Newmont Corp.	15,872	861,850
Nucor Corp.	5,780	569,272
		2,374,004
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate Equities, Inc.	2,765	528,309
American Tower Corp.	9,002	2,389,221
AvalonBay Communities, Inc.	2,795	619,484
Boston Properties, Inc.	2,818	305,330
Crown Castle International Corp.	8,547	1,481,366
Digital Realty Trust, Inc.	5,569	804,442
Duke Realty Corp.	7,581	362,902
Equinix, Inc.	1,773	1,400,900
Equity Residential	6,681	540,626
Essex Property Trust, Inc.	1,304	416,941
Extra Space Storage, Inc.	2,668	448,197
Federal Realty Investment Trust	1,331	157,045
Healthpeak Properties, Inc.	10,469	350,502
Host Hotels & Resorts, Inc.*	14,068	229,730
Iron Mountain, Inc. (a)	5,705	247,882
Kimco Realty Corp.	12,068	250,411
Mid-America Apartment Communities, Inc.	2,308	431,019
Prologis, Inc.	14,630	1,835,041
Public Storage	2,998	890,706
Realty Income Corp.	7,722	500,849
Regency Centers Corp.	2,941	198,018
SBA Communications Corp.	2,154	712,048
Simon Property Group, Inc.	6,484	842,725
UDR, Inc. (a)	5,514	292,132
Ventas, Inc.	7,789	430,031
Vornado Realty Trust	3,281	137,835

Welltower, Inc.	8,379	690,430
Weyerhaeuser Co.	15,019	534,226
		18,028,348
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	6,698	652,117
Utilities 2.4%
Electric Utilities 1.6%
Alliant Energy Corp.	4,834	270,607
American Electric Power Co., Inc.	9,886	802,545
Duke Energy Corp.	15,235	1,486,784
Edison International	7,602	421,683
Entergy Corp.	4,011	398,332
Evergy, Inc.	4,597	285,933
Eversource Energy	6,775	553,924
Exelon Corp.	19,291	932,527
FirstEnergy Corp.	10,740	382,559
NextEra Energy, Inc.	38,899	3,054,350
NRG Energy, Inc.	4,826	197,046
Pinnacle West Capital Corp.	2,254	163,099
PPL Corp.	15,295	426,425
Southern Co.	20,962	1,299,015
Xcel Energy, Inc.	10,610	663,125
		11,337,954
Gas Utilities 0.0%
Atmos Energy Corp.	2,617	230,819
Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	13,330	304,324
Multi-Utilities 0.7%
Ameren Corp.	5,156	417,636
CenterPoint Energy, Inc.	11,667	287,008
CMS Energy Corp.	5,802	346,553
Consolidated Edison, Inc.	7,090	514,663
Dominion Energy, Inc.	15,974	1,166,422
DTE Energy Co.	3,873	432,653
NiSource, Inc.	8,023	194,397
Public Service Enterprise Group, Inc.	10,110	615,699
Sempra Energy	6,315	798,848
WEC Energy Group, Inc.	6,221	548,692
		5,322,571
Water Utilities 0.1%
American Water Works Co., Inc.	3,574	604,149
Total Common Stocks (Cost $260,323,812)		723,291,644
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bill, 0.038% (b), 1/27/2022 (Cost $924,886)	925,000	924,863

	Shares	Value ($)

Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (c) (d) (Cost $12,416,389)	12,416,389	12,416,389

Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 0.03% (c) (Cost $9,283,771)	9,283,771	9,283,771

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $282,948,858)	101.7	745,916,667
Other Assets and Liabilities, Net	(1.7)	(12,635,481)
Net Assets	100.0	733,281,186
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (c) (d)
19,765,158	—	7,348,769 (e)	—	—	3,898	—	12,416,389	12,416,389
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 0.03% (c)
6,798,528	50,624,077	48,138,834	—	—	1,424	—	9,283,771	9,283,771
26,563,686	50,624,077	55,487,603	—	—	5,322	—	21,700,160	21,700,160
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2021 amounted to $12,005,424, which is 1.6% of net assets.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2021.
S&P: Standard & Poor's
At September 30, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	12/17/2021	46	10,296,591	9,884,825	(411,766)
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$723,291,644	$—	$—	$723,291,644
Government & Agency Obligations	—	924,863	—	924,863
Short-Term Investments (a)	21,700,160	—	—	21,700,160
Total	$744,991,804	$924,863	$—	$745,916,667
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(411,766)	$—	$—	$(411,766)
Total	$(411,766)	$—	$—	$(411,766)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$ (411,766)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
vit-equ500-PH3
R-080548-1 (1/23)